Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Summary of Personnel Expenses

	2024	2023	2022
	(in € millions, except employee data)
Wages and salaries	1,187	1,558	1,233
Social costs and payroll taxes	444	254	85
Contributions to retirement plans	52	55	51
Share-based compensation	267	321	381
Other employee benefits	138	157	150
Total	2,088	2,345	1,900
Average full-time employees	7,691	9,123	8,359

Summary of Employee Severance Costs in Statement of Operations	These charges were included within the consolidated statement of operations as follows:

Year ended December 31, 2023

Cost of revenue	15
Research and development	119
Sales and marketing	44
General and administrative	34
Total	212